Note 17 - Financial Instruments (Details) - Reconciliation of Level 3 Fair Value Measurements	12 Months Ended
	Nov. 30, 2014 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 6,166,972
Closing balance	0
Transfer out from level 3(a)	(6,166,972)	[1]
Conversion Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	728,950
Closing balance	0
Transfer out from level 3(a)	(728,950)	[1]
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	5,438,022
Closing balance	0
Transfer out from level 3(a)	$ (5,438,022)	[1]

[1]	As discussed in Note 7 and 14, the conversion option value of $728,950 and the warrant value of $5,438,022 at December 1, 2013 were reclassified to additional paid-in capital due to the change in functional currency.